EQUITY-ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2020
Disclosure Of Detailed Information About Equity-Accounted Investments [Abstract]
EQUITY-ACCOUNTED INVESTMENTS
EQUITY-ACCOUNTED INVESTMENTS
The following are Brookfield Renewable’s equity-accounted investments for the six months ended June 30, 2020:

(MILLIONS)
Opening balance	$1,889
Acquisition	15
Share of net income (loss)	(31)
Share of other comprehensive income	(8)
Dividends received	(42)
Foreign exchange translation and other	(44)
Ending balance	$1,779
The following table summarizes gross revenues and net income of equity-accounted investments in aggregate:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2020	2019	2020	2019
Revenue	$371	$356	$755	$715
Net income (loss)	(81)	(9)	(153)	101
Share of net income (loss)(1)	(15)	—	(31)	32

(1)	Brookfield Renewable's ownership interest in these entities ranges from 14% to 50%.
The following table summarizes gross assets and liabilities of equity-accounted investments in aggregate at 100%:

(MILLIONS)	June 30, 2020	December 31, 2019
Current assets	$1,118	$1,102
Property, plant and equipment	16,938	16,256
Other assets	537	571
Current liabilities	1,303	1,279
Non-recourse borrowings	7,905	7,365
Other liabilities	3,153	2,580